UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09141

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Trust (EVN)

Semiannual Report

May 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2019

Eaton Vance

Municipal Income Trust

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Annual Meeting of Shareholders	25

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

Municipal Income Trust

May 31, 2019

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	9.70%	9.42%	8.23%	10.94%
Fund at Market Price	—	14.02	9.52	5.10	8.81
Bloomberg Barclays Municipal Bond Index	—	5.96%	6.40%	3.58%	4.58%

% Premium/Discount to NAV[3]
					–9.49%

Distributions[4]
Total Distributions per share for the period					$0.284
Distribution Rate at NAV					4.19%
Taxable-Equivalent Distribution Rate at NAV					7.08%
Distribution Rate at Market Price					4.62%
Taxable-Equivalent Distribution Rate at Market Price					7.80%

% Total Leverage[5]
Residual Interest Bond (RIB) Financing					37.77%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Trust

May 31, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV for the five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 94.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, as applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rate(s) will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Income Trust

May 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 150.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.9%

Michigan Municipal Bond Authority, Prerefunded to 10/1/19, 5.00%, 10/1/29	$600	$607,061

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	560	689,461

Texas Water Development Board, 4.00%, 10/15/37(1)	8,125	9,124,700

		$10,421,222

Cogeneration — 0.0%(2)

Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$630	$189,062

		$189,062

Education — 14.5%

Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(4)	$1,115	$1,196,350

Bucks County Industrial Development Authority, PA, (George School), 5.00%, 9/15/39	500	504,380

California State University, 5.00%, 11/1/41(1)	13,000	15,274,610

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(4)	350	367,217

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(4)	655	677,958

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/56(4)	2,165	2,269,569

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(4)	250	270,885

Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	950	1,130,871

Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	7,269,736

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/33(1)	4,500	5,460,120

Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,123,276

Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	879,402

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,135,160

Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	3,000	3,547,110

Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	105	105,298

Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,256,820

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	$1,350	$1,400,800

Michigan State University, 5.00%, 2/15/40	1,000	1,021,270

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29(1)	2,825	3,563,483

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/31(1)	1,875	2,342,850

New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(1)	10,500	10,528,770

New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.75%, 7/1/50	4,000	4,189,360

Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	285	294,257

Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	400	414,620

Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	560,240

Pennsylvania State University, 5.00%, 9/1/42(1)	3,250	3,901,397

State Public School Building Authority, PA, (Northampton County Area Community College), 5.50%, 3/1/31	750	795,000

Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	2,525	3,088,201

University of Cincinnati, OH, 5.00%, 6/1/34	500	523,640

University of Michigan, 5.00%, 4/1/48(1)	1,500	1,816,440

		$77,909,090

Electric Utilities — 2.8%

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$2,540	$2,550,566

Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,006,900

Lansing Board of Water and Light, MI, 5.50%, 7/1/41	500	537,830

Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	9,000	9,660,060

Michigan Public Power Agency, 5.00%, 1/1/43	775	816,912

Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	531,575

		$15,103,843

Escrowed / Prerefunded — 4.9%

Allegheny County Higher Education Building Authority, PA, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,122,282

Apollo Career Center Joint Vocational School District, OH, Prerefunded to 12/1/21, 5.25%, 12/1/33	335	366,560

Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	785	807,820

4	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$880	$906,919

Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	480	495,048

Cumberland County Municipal Authority, PA, (Dickinson College), Prerefunded to 11/1/19, 5.00%, 11/1/39	1,200	1,217,256

Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/35	465	474,658

Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/40	1,365	1,393,351

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	275,678

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	301,384

Hancock County, OH, (Blanchard Valley Regional Health Center), Prerefunded to 6/1/21, 6.25%, 12/1/34	750	819,803

Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), Prerefunded to 7/1/20, 5.50%, 7/1/40	1,870	1,949,438

Jenison Public Schools, MI, Prerefunded to 5/1/21, 5.00%, 5/1/28	500	533,870

Jenison Public Schools, MI, Prerefunded to 5/1/21, 5.00%, 5/1/30	500	533,870

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	920	994,290

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	615	664,661

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	360	391,622

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	240	261,082

Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	525	567,289

Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), Prerefunded to 7/1/19, 5.75%, 7/1/36	1,210	1,213,908

Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), Prerefunded to 12/1/19, 5.25%, 12/1/39	500	509,275

Monmouth County Improvement Authority, NJ, Prerefunded to 1/15/21, 5.00%, 1/15/28	1,510	1,596,931

New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	105	105,123

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	250	275,505

New Jersey Educational Facilities Authority, (Kean University), Prerefunded to 9/1/19, 5.50%, 9/1/36	1,650	1,666,417

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	$915	$917,919

New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	235,188

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), Prerefunded to 1/1/20, 5.00%, 7/1/31	1,000	1,020,180

Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	155	160,795

Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.25%, 7/1/44	850	884,043

Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	350	363,832

Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	625	641,200

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	495	523,537

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	385	407,195

Philadelphia, PA, Gas Works Revenue, Prerefunded to 8/1/20, 5.25%, 8/1/40	235	245,133

South Fork Municipal Authority, PA, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	260,540

Symmes Township, Hamilton County, OH, (Parkland Acquisition and Improvement), Prerefunded to 12/1/20, 5.25%, 12/1/37	1,000	1,056,940

		$26,160,542

General Obligations — 23.4%

Allegheny County, PA, 5.00%, 11/1/43(1)	$2,875	$3,459,602

Boston, MA, 5.00%, 5/1/38(1)	3,000	3,701,910

Chester County, PA, 5.00%, 7/15/27	105	105,433

Chicago Board of Education, IL, 5.00%, 12/1/46	8,400	8,838,144

Chicago, IL, 5.00%, 1/1/44	1,000	1,092,180

Chicago, IL, 5.75%, 1/1/33	1,500	1,738,035

Cleveland, OH, 5.00%, 12/1/43(1)	2,775	3,299,725

Danvers, MA, 5.25%, 7/1/36	885	949,906

Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	1,000	1,364,720

Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,775	3,179,789

Frisco Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/37(1)	9,000	9,615,240

Illinois, 5.00%, 11/1/23	1,000	1,109,300

Illinois, 5.00%, 5/1/33	5,000	5,395,750

5	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Illinois, 5.00%, 5/1/35	$1,415	$1,520,474

Illinois, 5.00%, 5/1/39	3,035	3,363,933

Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,850	3,360,606

Kent County, MI, (AMT), 5.00%, 1/1/28	1,000	1,063,400

Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	3,250	3,425,337

Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	17,900	7,673,014

Massachusetts, 5.00%, 9/1/38(1)	14,500	17,679,125

Monmouth County Improvement Authority, NJ, 5.00%, 1/15/28	340	358,646

Monmouth County Improvement Authority, NJ, 5.00%, 1/15/30	340	358,363

New York, 5.00%, 2/15/34(1)	2,500	2,641,150

Ocean County, NJ, 4.00%, 9/1/30(1)	1,300	1,520,662

Ocean County, NJ, 5.00%, 9/1/28(1)	1,175	1,490,899

Ocean County, NJ, 5.00%, 9/1/29(1)	1,225	1,547,641

Ohio, 5.00%, 2/1/37(1)	2,775	3,265,454

Pennsylvania, 5.00%, 3/1/32(1)	2,250	2,737,710

Peters Township School District, PA, 5.00%, 9/1/40(1)	2,750	3,339,985

Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	7,200	7,986,384

State College Area School District, PA, 5.00%, 5/15/44(1)	3,100	3,731,811

Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,850	3,375,682

Upper Arlington City School District, OH, 5.00%, 12/1/48(1)	2,775	3,311,935

Walled Lake Consolidated School District, MI, 5.00%, 5/1/34	365	412,406

Wayland, MA, 5.00%, 2/1/33	510	537,601

Wayland, MA, 5.00%, 2/1/36	770	810,502

Will County, IL, 5.00%, 11/15/45(1)	5,625	6,334,650

Winchester, MA, 5.00%, 4/15/36	245	259,499

		$125,956,603

Hospital — 20.3%

Allegheny County Hospital Development Authority, PA, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$503,635

Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	1,000	1,062,520

Butler County, OH, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	527,880

California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(1)	10,000	10,129,200

California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(1)	10,000	10,968,500

Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,985	2,182,150

Franklin County, OH, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	800	811,344

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	$2,800	$3,284,848

Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	282,070

Lycoming County Authority, PA, (Susquehanna Health System), 5.75%, 7/1/39	750	752,273

Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	735	773,404

Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	610	719,770

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/46(1)	10,000	11,230,600

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(1)	3,550	4,103,054

Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	30	32,179

Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,144,693

Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,003,775

Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	2,460	2,645,681

Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	2,850	3,357,101

Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/36	500	533,045

Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/41	800	851,120

Montgomery County, OH, (Catholic Health Initiatives), 5.50%, 5/1/34	325	326,014

New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	100,289

New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	51,531

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	3,425	4,009,956

New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,078,472

New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	1,595	1,717,002

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/36(4)	800	920,944

North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(1)	11,400	11,811,198

Northampton County General Purpose Authority, PA, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	260,045

Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	205	212,191

6	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	$565	$626,257

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	182,097

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	425	490,816

Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	1,265	1,475,319

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	5,250	5,670,892

Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	695,574

Saginaw Hospital Finance Authority, MI, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,032,050

South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,574,380

Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group), 5.00%, 12/1/43	875	911,391

Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group), 5.50%, 12/1/43	750	805,530

Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(1)	10,000	10,624,400

Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	6,200	7,091,746

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,112,640

		$109,679,576

Housing — 0.3%

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$175	$185,932

Ohio Housing Finance Agency, (GNMA, FNMA, FHLMC), 3.80%, 9/1/38	990	1,055,865

Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	180,002

		$1,421,799

Industrial Development Revenue — 5.7%

Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$400	$427,296

Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	555	556,410

Delaware County Industrial Development Authority, PA, (Covanta), 5.00%, 7/1/43(4)	750	759,608

Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(4)	5,475	5,524,275

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,800	$1,834,812

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,075	1,142,789

National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(4)	1,580	1,615,550

National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(4)	1,740	1,792,061

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	54,012

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,815	5,280,659

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	836,812

New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	1,005	1,153,619

New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,715	1,968,614

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	226,292

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,263,317

Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	250,818

Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,000	1,277,130

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(4)	535	553,051

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(4)	775	836,023

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(4)	690	759,311

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(4)	300	312,459

Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(4)	1,130	1,296,110

		$30,721,028

Insured – Education — 0.8%

Hamilton County, OH, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$774,532

Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	1,000	1,409,890

Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,365	1,841,781

		$4,026,203

7	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.8%

Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$710	$577,968

Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	2,000	1,040,420

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	720,411

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,584,590

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	329,141

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,515	1,648,335

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	271,578

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,880	2,037,807

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	643,600

		$9,853,850

Insured – Escrowed / Prerefunded — 0.6%

Brooklyn City School District, OH, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	$555	$584,138

Bucks County Water and Sewer Authority, PA, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/35	500	526,630

Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	335	340,353

Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,994,180

		$3,445,301

Insured – General Obligations — 1.3%

Bay City Brownfield Redevelopment Authority, MI, (BAM), 5.375%, 10/1/38	$500	$563,165

Byron Center Public Schools, MI, (AGM), 3.75%, 5/1/26	150	152,695

Byron Center Public Schools, MI, (AGM), 4.00%, 5/1/28	240	243,984

Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	2,455	1,845,841

Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	386,280

Hartland Consolidated Schools, MI, (AGM), 5.25%, 5/1/29	1,000	1,064,650

Livonia Public Schools, MI, (AGM), 5.00%, 5/1/43	910	1,016,115

Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,345,200

Westland Tax Increment Finance Authority, MI, (BAM), 5.25%, 4/1/34	500	554,685

		$7,172,615

Insured – Hospital — 0.3%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$301,913

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$1,380	$1,384,209

		$1,686,122

Insured – Lease Revenue / Certificates of Participation — 0.2%

New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$1,251,100

		$1,251,100

Insured – Other Revenue — 0.6%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$2,429,844

Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	590	849,104

		$3,278,948

Insured – Special Tax Revenue — 3.5%

Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$4,599,053

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,324,750

Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	10,879,920

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	760	628,946

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,616,040

		$19,048,709

Insured – Transportation — 6.6%

Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$8,016,237

Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,045,246

Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	3,922,688

Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/30	600	646,902

Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	315	315,904

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	850	949,501

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,679,265

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,813,800

Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,138,560

8	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)

Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	$1,000	$1,219,900

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	3,260,450

Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	1,005	1,008,095

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	6,225	6,706,379

Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,652,220

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	638,345

South Jersey Transportation Authority, NJ, (AGC), 5.50%, 11/1/33	315	319,870

		$35,333,362

Insured – Water and Sewer — 7.2%

DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(1)	$17,985	$21,551,785

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,708,580

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	2,820,430

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	2,764,370

Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,215,337

Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	4,780	4,862,455

		$38,922,957

Lease Revenue / Certificates of Participation — 1.3%

Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$625	$667,300

Michigan State Building Authority, 5.00%, 10/15/51(1)	2,850	3,298,761

New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	995	996,144

New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	400	400,468

New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/19, 5.75%, 10/1/31	1,735	1,758,770

		$7,121,443

Other Revenue — 0.9%

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$1,925	$346,500

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	110	126,773

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(4)	$485	$533,805

Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	700	788,249

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(4)	890	990,508

Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	875	877,039

White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	915	915,448

		$4,578,322

Senior Living / Life Care — 5.7%

District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	$630	$630,554

District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	265	287,917

Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	535	546,016

Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,097,274

Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	650	705,893

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	783,942

Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	100	109,068

Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	3,109	839,338

Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	127,300

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(4)	775	855,391

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(4)	545	594,900

Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(4)	135	135,130

Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(4)	475	475,252

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	3,874,151

Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,607,221

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	714,609

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	230,491

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	833,092

9	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	$3,650	$4,130,413

Savannah Economic Development Authority, GA, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,584,315

Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,750	1,886,780

Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	2,500	2,684,050

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	335	354,983

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,045,223

Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	313,079

		$30,446,382

Special Tax Revenue — 17.4%

Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/39(1)	$550	$656,738

Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/43(1)	2,200	2,605,526

Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/38(1)	1,400	1,713,292

Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,400	1,696,478

Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	4,100	4,872,973

Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	3,000	3,543,720

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	90	0

New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(5)	35	0

New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	140	139,354

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39(1)	6,500	7,136,805

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39(1)	12,400	14,229,620

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35	845	891,990

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,820	2,976,820

New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	2,180	2,307,334

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(1)	10,000	11,691,100

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	14,100	16,975,131

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	5,600	6,129,480

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	$3,250	$3,968,997

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	5	4,232

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	9	6,834

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	9	6,176

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	11	6,786

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	13	7,140

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	122	28,078

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	99	16,765

Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	9	9,248

Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	5	4,980

Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	35	33,852

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	88	87,696

Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	233	230,580

Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	170	154,076

Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	353,135

Texas Transportation Commission, 5.00%, 4/1/33(1)	10,000	11,462,900

		$93,947,836

Student Loan — 0.1%

New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$740	$787,545

		$787,545

Transportation — 14.2%

Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$435	$463,453

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,000	1,139,030

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	3,200	3,321,536

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37(1)	1,825	2,176,367

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	6,525	7,696,955

Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43(1)	8,850	10,461,496

Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	1,500	1,528,005

Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	400	417,920

New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/47	750	828,825

10	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	$1,100	$1,174,184

New Jersey Turnpike Authority, 4.00%, 1/1/48	2,925	3,195,972

New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(1)	7,880	8,510,558

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,055	1,158,728

Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,860	4,162,740

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	550	581,708

Port Authority of New York and New Jersey, 5.00%, 10/15/42(1)	6,250	7,459,750

Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(1)	7,200	7,857,360

Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(1)	8,500	8,985,520

Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	1,989,844

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	1,775,025

Texas Transportation Commission, 0.00%, 8/1/37	725	351,495

Texas Transportation Commission, 0.00%, 8/1/39	750	325,200

Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	640	711,110

		$76,272,781

Utilities — 0.1%

Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/40	$365	$379,381

		$379,381

Water and Sewer — 14.4%

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/40(1)	$10,000	$11,602,700

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/43(1)	6,250	7,483,375

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(1)	14,100	16,825,530

Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43(1)	9,550	10,555,615

Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	2,024,052

Detroit, MI, Water Supply System, 5.25%, 7/1/41	5,480	5,840,803

Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/48(1)	2,500	2,959,425

Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	3,000	3,556,500

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	$4,130	$4,686,270

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,343,825

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Bank of Montreal), 2.20%, 6/15/38(7)	4,000	4,000,000

Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	269,285

Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/36	1,250	720,750

Texas Water Development Board, 4.00%, 10/15/47(1)	5,500	5,988,125

		$77,856,255

Total Tax-Exempt Municipal Securities — 150.8% (identified cost $757,913,014)		$812,971,877

Taxable Municipal Securities — 4.5%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(2)

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$133	$39,987

		$39,987

Escrowed / Prerefunded — 0.6%

Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$2,394	$3,074,494

		$3,074,494

General Obligations — 2.2%

Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$9,610,466

Chicago, IL, 7.75%, 1/1/42	2,059	2,322,078

		$11,932,544

Hospital — 1.2%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,454,080

		$6,454,080

Insured – Transportation — 0.2%

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$754,308

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	557,930

		$1,312,238

11	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.0%(2)

Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	$48	$45,661

Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	1	936

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	19	18,216

		$64,813

Student Loan — 0.1%

Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$675	$735,163

		$735,163

Transportation — 0.2%

New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28	$750	$855,067

		$855,067

Total Taxable Municipal Securities — 4.5% (identified cost $20,061,160)		$24,468,386

Trust Units — 1.6%
Security	Notional Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.6%

COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (taxable), 8/1/43(8)	$2,178	$1,794,209

COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (non-taxable), 8/1/43(8)	6,615	5,804,277

COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/1/45(8)	216	177,871

COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (non-taxable), 8/1/45(8)	656	552,655

Total Trust Units — 1.6% (identified cost $7,802,176)		$8,329,012

Corporate Bonds & Notes — 0.9%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.2%

Boston Medical Center Corp., MA, 4.581%, 7/1/47	$835	$860,485

		$860,485

Security	Principal Amount (000’s omitted)	Value

Other — 0.7%

Morongo Band of Mission Indians, CA, 7.00%, 10/1/39(4)	$3,470	$3,785,666

		$3,785,666

Total Corporate Bonds & Notes — 0.9% (identified cost $4,305,000)		$4,646,151

Total Investments — 157.8% (identified cost $790,081,350)		$850,415,426

Other Assets, Less Liabilities — (57.8)%		$(311,365,484)

Net Assets — 100.0%		$539,049,942

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At May 31, 2019, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	14.5%

Massachusetts	11.3%

Others, representing less than 10% individually	74.2%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2019, 14.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	Amount is less than 0.05%.

(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2019, the aggregate value of these securities is $28,580,260 or 5.3% of the Trust’s net assets.

(5)	Issuer is in default with respect to interest and/or principal payments.

(6)	Security is in default and making only partial interest payments.

(7)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2019.

12	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Portfolio of Investments (Unaudited) — continued

(8)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FGIC	–	Financial Guaranty Insurance Company

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SPA	–	Standby Bond Purchase Agreement

XLCA	–	XL Capital Assurance, Inc.

13	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2019

Investments, at value (identified cost, $790,081,350)	$850,415,426

Cash	3,229,513

Interest receivable	10,194,287

Receivable for investments sold	4,715,000

Total assets	$868,554,226

Liabilities

Payable for floating rate notes issued	$327,239,626

Payable to affiliates:

Investment adviser fee	352,472

Administration fee	139,593

Trustees’ fees	4,894

Interest expense and fees payable	1,589,176

Accrued expenses	178,523

Total liabilities	$329,504,284

Net assets	$539,049,942

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$396,683

Additional paid-in capital	491,372,203

Distributable earnings	47,281,056

Net assets	$539,049,942

Common Shares Outstanding	39,668,251

Net Asset Value Per Common Share

Net assets ÷ common shares issued and outstanding	$13.59

14	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended May 31, 2019

Interest	$15,411,451

Total investment income	$15,411,451

Expenses

Investment adviser fee	$1,815,161

Administration fee	702,166

Trustees’ fees and expenses	15,847

Custodian fee	75,123

Transfer and dividend disbursing agent fees	46,621

Legal and accounting services	76,810

Printing and postage	8,309

Interest expense and fees	3,094,886

Miscellaneous	33,530

Total expenses	$5,868,453

Net investment income	$9,542,998

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,524,671

Net realized gain	$1,524,671

Change in unrealized appreciation (depreciation) —

Investments	$31,249,504

Net change in unrealized appreciation (depreciation)	$31,249,504

Net realized and unrealized gain	$32,774,175

Net increase in net assets from operations	$42,317,173

15	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018

From operations —

Net investment income	$9,542,998	$14,524,205

Net realized gain	1,524,671	9,470,987

Net change in unrealized appreciation (depreciation)	31,249,504	(22,007,639)

Distributions to auction preferred shareholders	—	(93,488)

Net increase in net assets from operations	$42,317,173	$1,894,065

Distributions to common shareholders	$(9,656,626)	$(14,961,473)

Capital share transactions —

Issued in connection with tax-free reorganizations (see Note 7)	$204,376,861	$—

Net increase in net assets from capital share transactions	$204,376,861	$—

Net increase (decrease) in net assets	$237,037,408	$(13,067,408)

Net Assets

At beginning of period	$302,012,534	$315,079,942

At end of period	$539,049,942	$302,012,534

16	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended May 31, 2019 (Unaudited)

Net increase in net assets from operations	$42,317,173

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Investments purchased	(61,564,032)

Investments sold	50,625,516

Net amortization/accretion of premium (discount)	302,588

Increase in interest receivable	(1,155,143)

Increase in payable to affiliate for investment adviser fee	79,302

Increase in payable to affiliate for administration fee	25,951

Increase in payable to affiliate for Trustees’ fees	1,017

Increase in interest expense and fees payable	67,804

Decrease in accrued expenses	(403,137)

Net change in unrealized (appreciation) depreciation from investments	(31,249,504)

Net realized gain from investments	(1,524,671)

Net cash used in operating activities	$(2,477,136)

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(10,747,651)

Proceeds from secured borrowings	7,080,000

Cash acquired in connection with tax-free reorganizations (see Note 7)	5,468,239

Net cash provided by financing activities	$1,800,588

Net decrease in cash	$(676,548)

Cash at beginning of period	$3,906,061

Cash at end of period	$3,229,513

Supplemental disclosure of cash flow information:

Noncash operating activities not included herein consist of:

Acquisition of net assets in connection with tax-free reorganizations (see Note 7), less cash acquired	$198,908,622

Noncash financing activities not included herein consist of:

Issuance of Fund shares in connection with tax-free reorganizations (see Note 7)	$204,376,861

Cash paid for interest and fees	$3,027,082

17	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended May 31, 2019 (Unaudited)		Year Ended November 30,
			2018	2017		2016		2015		2014

Net asset value — Beginning of period	$12.700		$13.250	$12.910		$13.020		$12.950		$10.540

Income (Loss) From Operations

Net investment income(1)	$0.275		$0.611	$0.688		$0.767		$0.886		$0.886

Net realized and unrealized gain (loss)	0.899		(0.528)	0.330		(0.340)		0.082		2.423

Distributions to APS shareholders(1)

From net investment income	—		(0.004)	(0.008)		(0.008)		(0.007)		(0.005)

Discount on redemption and repurchase of APS(1)	—		—	—		0.244		—		—

Total income from operations	$1.174		$0.079	$1.010		$0.663		$0.961		$3.304

Less Distributions

From net investment income	$(0.284)		$(0.629)	$(0.670)		$(0.773)		$(0.892)		$(0.900)

Total distributions	$(0.284)		$(0.629)	$(0.670)		$(0.773)		$(0.892)		$(0.900)

Premium from common shares sold through shelf offering (see Note 5)(1)	$—		$—	$—		$—		$0.001		$0.006

Net asset value — End of period (Common shares)	$13.590		$12.700	$13.250		$12.910		$13.020		$12.950

Market value — End of period (Common shares)	$12.300		$11.050	$12.300		$12.260		$13.390		$13.350

Total Investment Return on Net Asset Value(2)	9.70	%(3)	1.04%	8.13%		4.91	%(4)	7.60%		32.67%

Total Investment Return on Market Value(2)	14.02	%(3)	(5.22)%	5.70%		(3.13)%		7.42%		36.79%

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$539,050		$302,013	$315,080		$307,135		$309,354		$307,074

Ratios (as a percentage of average daily net assets applicable to common shares):(5)

Expenses excluding interest and fees(6)	1.22	%(7)	1.29%	1.33%		1.30%		1.43%		1.55%

Interest and fee expense(8)	1.37	%(7)	1.61%	1.25%		0.83%		0.33%		0.30%

Total expenses(6)	2.59	%(7)	2.90%	2.58%		2.13%		1.76%		1.85%

Net investment income	4.21	%(7)	4.71%	5.19%		5.54%		6.84%		7.49%

Portfolio Turnover	7	%(3)	32%	8%		4%		21%		36%

Senior Securities:

Total preferred shares outstanding	—		—	3,311	(9)	3,311	(9)	4,806	(9)	4,806	(9)

Asset coverage per preferred share	$—		$—	$120,162	(10)	$117,762	(10)	$89,369	(10)	$88,894	(10)

Involuntary liquidation preference per preferred share	$—		$—	$25,000	(11)	$25,000	(11)	$25,000	(11)	$25,000	(11)

Approximate market value per preferred share	$—		$—	$25,000	(11)	$25,000	(11)	$25,000	(11)	$25,000	(11)

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 94.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 2.93%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders, if any.

18	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Financial Highlights — continued

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and/or iMTP Shares issued to redeem a portion of the Trust’s APS. As of November 30, 2018, the Trust had no APS and iMTP Shares outstanding.

(9)	Preferred shares represent iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015 and 2014.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

APS	–	Auction Preferred Shares

iMTP Shares	–	Institutional MuniFund Term Preferred Shares

19	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust seeks to provide current income exempt from regular federal income tax.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of May 31, 2019, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a

20

Eaton Vance

Municipal Income Trust

May 31, 2019

Notes to Financial Statements (Unaudited) — continued

trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes (net of unamortized deferred debt issuance costs) as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at May 31, 2019. Interest expense related to the Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV, if any, are recorded as debt issuance costs and are amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2019, the amounts of the Trust’s Floating Rate Notes outstanding and the related collateral were $327,239,626 and $472,566,441, respectively. The range of interest rates on the Floating Rate Notes outstanding at May 31, 2019 was 1.27% to 1.74%. For the six months ended May 31, 2019, the Trust’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $285,493,187 and 2.17%, respectively.

In certain circumstances, the Trust may enter into shortfall and forbearance agreements with brokers by which the Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of May 31, 2019.

The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Management believes that the Trust’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust’s restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  Interim Financial Statements — The interim financial statements relating to May 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At November 30, 2018, the Trust, for federal income tax purposes, had capital loss carryforwards of $14,619,979 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The capital loss carryforwards will expire on November 30, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining

21

Eaton Vance

Municipal Income Trust

May 31, 2019

Notes to Financial Statements (Unaudited) — continued

the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

In addition, in connection with the reorganizations described below in Note 7, the Trust acquired deferred capital losses of $2,109,458. Utilization of these deferred capital losses may be limited in accordance with certain income tax regulations.

The cost and unrealized appreciation (depreciation) of investments of the Trust at May 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$461,915,638

Gross unrealized appreciation	$66,028,981

Gross unrealized depreciation	(4,768,819)

Net unrealized appreciation	$61,260,162

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Trust. Pursuant to the investment advisory agreement between the Trust and EVM, the investment advisory fee payable by the Trust is 0.70% of the Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual investment adviser fee was reduced by 0.015% every May 1 thereafter for the next nineteen years. Pursuant to an amended and restated fee reduction agreement between the Trust and EVM that commenced on November 1, 2018, the annual investment adviser fee was reduced to 0.520% and by 0.015% every May 1 thereafter through 2029. The Trust’s investment adviser fee currently is computed at an annual rate of 0.505% (0.520% prior to May 1, 2019) of its average weekly gross assets and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trust who are not interested persons of EVM or the Trust and by the vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust, and the amount of any outstanding preferred shares issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the Auction Preferred Shares (APS) outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.20% of the Trust’s average weekly gross assets. For the six months ended May 31, 2019, the investment adviser fee and administration fee were $1,815,161 and $702,166, respectively.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $53,482,224 and $54,086,349, respectively, for the six months ended May 31, 2019.

5  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended May 31, 2019 and the year ended November 30, 2018 pursuant to such plan.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 2,610,553 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended May 31, 2019 and the year ended November 30, 2018, there were no shares sold by the Trust pursuant to its shelf offering.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended May 31, 2019 and the year ended November 30, 2018.

22

Eaton Vance

Municipal Income Trust

May 31, 2019

Notes to Financial Statements (Unaudited) — continued

In addition, the Trust issued 15,885,907 shares in connection with the reorganizations described below in Note 7 during the six months ended May 31, 2019.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$812,971,877	$—	$812,971,877

Taxable Municipal Securities	—	24,468,386	—	24,468,386

Trust Units	—	8,329,012	—	8,329,012

Corporate Bonds & Notes	—	4,646,151	—	4,646,151

Total Investments	$—	$850,415,426	$—	$850,415,426

7  Reorganizations

During the six months ended May 31, 2019, the Trust acquired the net assets of Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust) and Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), (collectively, the “Acquired Trusts”), pursuant to Agreements and Plans of Reorganization (each, a “Plan”) approved by the respective shareholders of the Acquired Trusts. Under the terms of each Plan, the common shares of each Acquired Trust were, in effect, exchanged for new common shares of the Trust with an equal aggregate net asset value. The purpose of each reorganization was to combine two funds managed by EVM with similar investment objectives and policies. Each reorganization was structured as a tax-free reorganization under the Internal Revenue Code.

The net assets and shares outstanding of each Acquired Trust as of the close of business on the closing date of each reorganization and the number of shares issued in each reorganization by the Trust were as follows:

Closing Date	Acquired Trust	Acquired Trust Shares Outstanding	Acquired Trust Net Assets	Trust Shares Issued

December 14, 2018	Michigan Trust	2,012,993	$28,350,296	2,225,350

January 18, 2019	Massachusetts Trust	2,737,021	$39,458,987	3,072,268

January 18, 2019	Ohio Trust	2,857,157	$40,950,334	3,188,385

January 18, 2019	Pennsylvania Trust	2,601,014	$34,007,282	2,647,800

February 22, 2019	New Jersey Trust	4,598,158	$61,609,962	4,752,104

The investment portfolios of the Acquired Trusts were the principal assets acquired by the Trust. For financial reporting purposes, assets received and shares issued by the Trust were recorded at fair value; however, the identified cost of the investments received from the Acquired Trusts were carried forward to align ongoing reporting of the Trust’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

23

Eaton Vance

Municipal Income Trust

May 31, 2019

Notes to Financial Statements (Unaudited) — continued

Investments and net assets immediately before each reorganization and combined net assets were as follows:

	Acquired Trust			Trust
	Investments, at value	Investments, at cost	Net Assets	Net Assets	Combined Net Assets

Michigan Trust	$44,892,357	$44,148,855	$28,350,296	$302,980,628	$331,330,924

Massachusetts Trust	$59,742,970	$57,396,209	$39,458,987

Ohio Trust	$61,325,033	$58,872,323	$40,950,334

Pennsylvania Trust	$54,653,170	$53,514,276	$34,007,282

	$175,721,173	$169,782,808	$114,416,603	$334,032,029	$448,448,632

New Jersey Trust	$93,352,282	$89,654,861	$61,609,962	$452,778,473	$514,388,435

Included in net assets of the Acquired Trusts immediately before each reorganization were accumulated net realized gain (loss) and unrealized appreciation (depreciation) as follows:

	Accumulated Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)

Michigan Trust	$63,537	$743,502

Massachusetts Trust	$30,866	$2,346,761

Ohio Trust	$25,810	$2,452,710

Pennsylvania Trust	$(1,151,503)	$1,138,894

New Jersey Trust	$(778,784)	$3,697,420

Assuming each reorganization had been completed on December 1, 2018, the beginning of the Trust’s annual reporting period, the Trust’s pro forma results of operations for the six months ended May 31, 2019 are as follows:

Net investment income	$10,560,762

Net realized and unrealized gain	$43,576,475

Net increase in net assets from operations	$54,137,237

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing of the reorganizations, it is not practicable to separate the amounts of revenue and earnings of each Acquired Trust that have been included in the Trust’s Statement of Operations since the time of each closing.

24

Eaton Vance

Municipal Income Trust

May 31, 2019

Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on April 18, 2019. The following action was taken by the shareholders:

Item 1.  The election of Thomas E. Faust Jr., Mark R. Fetting and Scott E. Wennerholm as Class II Trustees of the Trust for a three-year term expiring in 2022.

Nominees for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld

Thomas E. Faust Jr.	31,617,188	1,377,749

Mark R. Fetting	31,751,806	1,243,131

Scott E. Wennerholm	31,474,131	1,520,806

25

Eaton Vance

Municipal Income Trust

May 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

26

Eaton Vance

Municipal Income Trust

May 31, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Municipal Income Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

27

Eaton Vance

Municipal Income Trust

May 31, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that focus on higher quality municipal bonds that often have longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. Additionally, the Board took into account the financial resources committed by the Adviser in structuring the Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of the Fund’s life. The Board also considered that, following discussions with the Contract Review Committee, the Adviser had implemented a series of permanent reductions in management fees beginning in May 2010, which include a further fee reduction effective May 1, 2019.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered in the same manner as an open-end fund and that, notwithstanding that the Fund is authorized to issue additional common shares through a shelf offering, the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board concluded that the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

28

Eaton Vance

Municipal Income Trust

May 31, 2019

Officers and Trustees

Officers of Eaton Vance Municipal Income Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipal Income Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

30

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7695    5.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 24, 2019